Financial Assets and Financial Liabilities - Schedule of Information About Remaining Contractual Maturities of Non-derivative Financial Liabilities (Detail) - Non-derivative financial liabilities category [member] - RUB (₽)
₽ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	₽ 284,404	₽ 318,217
Lease liabilities	20,222	19,483
Trade and other payables	32,638	40,351
Other financial liabilities	3,292	3,173
On demand [member]
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	282,289	311,673
Lease liabilities	6,708	6,329
Trade and other payables	15,283	27,226
Other financial liabilities	313
Payable in 1 year [member]
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	2,013	4,333
Lease liabilities	1,846	2,521
Trade and other payables	17,355	13,125
Other financial liabilities	475	488
Payable in 2 years [member]
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	17	2,109
Lease liabilities	892	1,299
Other financial liabilities	471	487
Payable in 3 years [member]
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	17	18
Lease liabilities	663	672
Other financial liabilities	446	481
Payable in 4 years [member]
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	16	18
Lease liabilities	557	475
Other financial liabilities	440	445
Payable later than 4 years [member]
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	52	66
Lease liabilities	9,556	8,187
Other financial liabilities	₽ 1,147	₽ 1,272